Right-Of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets and Lease Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Right-of-use assets
Balance brought forward		RM 687,863
Balance carried forward	$ 130,728	533,045	RM 687,863
Lease liabilities
Balance brought forward		708,629
Balance carried forward	135,647	553,103	708,629
Minimum lease payment:
Minimum lease payment	135,648	553,103	744,000
Less: Future interest charges					RM (35,371)
Present value of lease payment	135,647			553,103	708,629
Repayment as follows:
Lease liabilities current portion	20,063			81,808	431,946
Lease liabilities non-current portion	115,584			471,295	276,683
The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	37,969	154,818	333,115
Interest expense on lease liabilities	3,182	12,974	41,076
Expense relating to short-term leases and leases of low-value assets	18,747	76,443	118,080
Total	59,898	244,235	492,271
Not later than one (1) year [Member]
Minimum lease payment:
Minimum lease payment	20,063	81,808	462,000
1 - 5 years [Member]
Minimum lease payment:
Minimum lease payment	115,584	471,295	282,000
Lease liabilities [Member]
Lease liabilities
Balance brought forward	173,789	708,629	747,819
Add: Imputed interest	3,182	12,974	41,076
Less: Principal repayment	(41,324)	(168,500)	(362,000)
Termination of lease liability
Add: New lease recognized			281,734
Balance carried forward	135,647	553,103	708,629
Minimum lease payment:
Present value of lease payment	135,647			RM 553,103	RM 708,629
Right-of-use assets [Member]
Right-of-use assets
Balance brought forward	168,697	687,863	739,244
Less: Amortization	(37,969)	(154,818)	(333,115)
Termination of right-of-use asset
Add: New lease recognized			281,734
Balance carried forward	$ 130,728	RM 533,045	RM 687,863